RELATED PARTY TRANSACTIONS - Transactions with TCCC (Details) - TCCC - Entities with joint control or significant influence over entity - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 59	€ 61	€ 44
Amounts affecting cost of sales	(2,860)	(2,829)	(2,227)
Amounts affecting operating expenses	(18)	(1)	1
Total net amount affecting the consolidated income statement	(2,819)	(2,769)	€ (2,182)
Amounts due from	101	71
Amounts payable	€ 166	€ 162